UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
[X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Alpine Associates, A Limited Partnership
          100 Union Avenue
          Cresskill, NJ  07626

13F File Number:  28-5180

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Todd J. Mason
Title:          Analyst
Phone:          201-871-0866
Signature, Place, and Date of Signing:

     Todd J. Mason     Cresskill, New Jersey     08/13/1999

Report Type (Check only one.):
[ X ]          13F HOLDINGS REPORT.

[   ]          13F NOTICE.

[   ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     NONE

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:     $629966

List of Other Included Managers:    NONE

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                                                                           FORM 13F INFO TABLE
                                                                  VALUE     SHARES /   SH PUT INV             VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT  PRN CALLDSC     SOLE    SNONE
AFC CABLE SYSTEMS                COM               000950-10-5         3763     126500SH      sole      126500
AGOURON PHARM                    COM               008488-10-8         5000      88400SH      sole       88400
AIRTOUCH COMMUN                  COM               00949T-10-0        82267     851400SH      sole      851400
ALIANT COMMUN CO                 COM               016090-10-2        31572     772400SH      sole      772400
ALLIED WASTE INDS                COM PAR $.01 NEW  019589-30-8          722      50000SH      sole       50000
AMERICAN STORES                  COM               030096-10-1        50186    1520800SH      sole     1520800
AMERIN CORP                      COM               03070X-10-6         4855     239000SH      sole      239000
ASCEND COMMUN                    COM               043491-10-9        38747     463000SH      sole      463000
BALLARD MED PRODS                COM               058566-10-0        18596     762900SH      sole      762900
BANK BOSTON CORP                 COM               06605F-10-2         4331     100000SH      sole      100000
BANKERS TRUST NY                 COM               066365-10-7        14005     158700SH      sole      158700
BANKERS TRUST NY                 PUT               066365-95-7         2030      23000SH  PUT sole       23000
BROWNING FERRIS IND              COM               115885-10-5        11553     299600SH      sole      299600
CAPSTAR BROADCASTING             CL A              14067G-10-5        21343     930500SH      sole      930500
COLTEC INDS INC                  COM               196879-10-0        23907    1314500SH      sole     1314500
COMSAT CORP                      COM               20564D-10-7         9324     322200SH      sole      322200
CONCENTRA MNGD CARE              COM               20589T-10-3         2900     200000SH      sole      200000
D & N FINANCIAL                  COM               232864-10-8         1144      50300SH      sole       50300
DELTA & PINE LD CO               COM               247357-10-6        25215     820000SH      sole      820000
EXCITE INC                       COM               300904-10-4        29318     209600SH      sole      209600
EXECUTIVE RISK INC               COM               301586-10-3         7100     100000SH      sole      100000
GEOCITIES                        COM               37247V-10-6        12866     117500SH      sole      117500
GETCHELL GOLD CORP               COM               374265-10-6         8121     310100SH      sole      310100
KANSAS CITY PWR & LT             COM               485134-10-0         6156     250000SH      sole      250000
KN ENERGY INC                    COM               482620-10-1        15487     776800SH      sole      776800
KTI INC                          COM NEW           482689-20-5         3433     334900SH      sole      334900
LEVEL ONE COMMUN INC             COM               527295-10-9         3355      69000SH      sole       69000
MEDIA ONE GROUP                  COM               58440J-10-4         6350     100000SH      sole      100000
MEYER FRED INC DEL               COM               592907-10-9        44097     749000SH      sole      749000
MOBIL CORP                       COM               607059-10-2        13200     150000SH      sole      150000
MORTON INTL INC NEW              COM               619335-10-2        17449     474800SH      sole      474800
NEWCOURT CR GROUP                COM               650905-10-2         3716     137300SH      sole      137300
NEXSTAR PHARM                    COM               65333B-10-6         2380     140000SH      sole      140000
NINE WEST GROUP INC              COM               65440D-10-2         3540     143400SH      sole      143400
PACIFICORP                       COM               695114-10-8         5473     317300SH      sole      317300
PAYMENTECH INC                   COM               704384-10-6         4153     175800SH      sole      175800
PEOPLES BANCORP                  COM               709789-10-1         5245     534500SH      sole      534500
PIONEER HI BRED                  COM               723686-10-1         3763     100000SH      sole      100000
PLATINUM TECH INTL               COM               72764T-10-1        17763     700004SH      sole      700004
POOL ENERGY SERVICE              COM               732788-10-4          450      30000SH      sole       30000
POWERHOUSE TECH                  COM               739323-10-3         2578     150000SH      sole      150000
QUICKTURN DESIGN SYS             COM               74838E-10-2         9930     703000SH      sole      703000
SONAT INC                        COM               835414-10-0         9216     307200SH      sole      307200
SUNSTAND CORP                    COM               867323-10-7        13900     200000SH      sole      200000
TELECOM ITALIA SPA               SPONS ADR ORD     87927W-10-6          522       5000SH      sole        5000
TRANSAMERICA CORP                COM               893485-10-2        24850     350000SH      sole      350000
UNITED STS SATELLITE             CL A              912534-10-4         4095     240000SH      sole      240000